Financial Assets and Financial Liabilities - Summary Of Loans And Borrowings (Parenthetical) (Detail) - EUR (€)			12 Months Ended
	Apr. 08, 2025	Nov. 11, 2024	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Financial Assets And Liabilities [Line Items]
Line of credit maximum borrowing capacity			€ 72,550,000	€ 125,619,000
Line of credit cumulative amount drawn			58,758,000	88,614,000
Interest expenses on bank borrowings			16,097,000	19,957,000
Grace period on debt repayments		18 months
Property plant and equipment pledged as security			24,789,000	24,789,000
Nominal value of property plant and equipment pledged			33,000,000
Loan amount drawn			11,250,000
Interest payable on bank borrowing current			3,697,000	564,000
Inventories pledged as security for liabilities			11,250,000	15,000,000
Non recourse factoring amount disposed			2,679,000	561,000
Non recourse factoring limit amount			8,500,000	12,000,000
Loan from government entity			€ 3,924,000	€ 3,997,000
Framework agreement [Member]
Disclosure Of Financial Assets And Liabilities [Line Items]
Agreement minimum cash requirement	€ 35,000,000